Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

September 4, 2025

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

1933 Act Post-Effective Amendment No. 300

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective September 2, 2025, does not differ from that filed electronically via EDGAR with 1933 Act Post-Effective Amendment No. 300 on September 2, 2025 (Accession Number 0001398344-25-017372).

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP